SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Employee benefit plans (Details) - CNY (¥)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
Employee benefit plans
Expense due to employee benefit plans	¥ 18,203,748	¥ 20,850,441	¥ 18,897,889
Cost of revenues
Employee benefit plans
Expense due to employee benefit plans	5,312,695	6,841,587	6,334,414
Research and development
Employee benefit plans
Expense due to employee benefit plans	5,952,564	6,435,010	5,810,237
Sales and marketing
Employee benefit plans
Expense due to employee benefit plans	4,228,981	4,463,283	4,169,401
General and administrative
Employee benefit plans
Expense due to employee benefit plans	¥ 2,709,508	¥ 3,110,561	¥ 2,583,837